LOANS FROM FINANCIAL INSTITUTIONS	12 Months Ended
Dec. 31, 2024
Loans From Financial Institutions
LOANS FROM FINANCIAL INSTITUTIONS

9.	LOANS FROM FINANCIAL INSTITUTIONS

	Factoring loan	PO Financing Loan	Jan 29, 2024 Loan	April 30, 2024 Loan	September 4, 2024 Loan	December 2, 2024 Ballon Loan	December 2, 2024 Monthly Loan	Total
Opening Balance January 1, 2023	-		-					-
Change in factoring for the period	89,298							89,298
New loan advances								-
Loan repayments								-
Closing Balance December 31, 2023	89,298		-					89,298

Opening Balance January 1, 2024	89,298		-					89,298
Change in factoring for the period	647,860							647,860
New loan advances		920,041	200,000	125,000	200,000	100,000	50,000	1,595,041
Loan repayments			(258,440)	(133,599)			(6,866)	(398,905)
Interest included in repayments			58,440	39,519			3,113	101,072
Accrued interest expense					38,432	4,492		42,924
Closing Balance December 31, 2024	737,158	920,041	-	30,920	200,000	100,000	46,247	2,077,290

(a)

On January 29, 2024, the Company entered into a securities purchase agreement (the “January Purchase Agreement”) with an institutional investor pursuant to which the Company issued an unsecured promissory note in the principal amount of $230,750, with a stated maturity date of November 15, 2024. The gross proceeds to the Company from the exercise totaled approximately $195,000, prior to deducting legal and diligence expenses and agent fees/expenses. The Note’s interest of 5.48% monthly and outstanding principal shall be paid in ten consecutive monthly payments, each in the amount of $25,844 (a total payback of $258,440) commencing on February 15, 2024. The loan was fully repaid prior to the year end.

On April 30, 2024, the Company entered into a securities purchase agreement with an institutional investor where the Company issued an unsecured promissory note in the principal amount of $150,150, with a stated maturity date of February 28, 2025. The Note’s interest of 5.79% monthly and outstanding principal shall be paid in ten consecutive monthly payments commencing on May 30, 2024, each in the amount of $16,817 (a total payback of combined principal and interest in the amount of $168,169). The outstanding balance of the note at December 31, 2024 was $30,920.

On September 4, 2024, the Company entered into a securities purchase agreement with an institutional investor where the Company issued an unsecured promissory note in the principal amount of $200,000, with a stated maturity date of June 28, 2025. The Note’s interest of 4.49% monthly and outstanding principal shall be paid in one payment of $175,542 on February 28, 2025 and then consecutive monthly payments commencing on March 28, 2025 for 4 consecutive months of $23,630.78 per month (a total payback of combined principal and interest in the amount of $270,065). The balance of this promissory note as of December 31, 2024 was $238,432 including accrued interest of $38,432.

(b)	On December 2, 2024, the Company entered into a securities purchase agreement with an institutional investor where the Company issued an unsecured promissory note in the principal amount of $100,000, with a stated maturity date of September 30, 2025. The Note’s interest of 4.49% monthly and outstanding principal shall be paid in one payment of $87,771.42 on May 30, 2025 and then consecutive monthly payments commencing on June 30, 2025 for 4 consecutive months of $11,815.39 per month (a total payback of combined principal and interest in the amount of $135,033. The balance of this promissory note as of December 31, 2024 was $104,492 including accrued interest of $4,492.

(c)	On December 2, 2024. the Company entered into a securities purchase agreement with an institutional investor where the Company issued an unsecured promissory note in the principal amount of $50,000, with a stated maturity date of September 30, 2025. The Note’s interest of 6.22% monthly and outstanding principal shall be paid in ten consecutive monthly payments commencing on December 30, 2024, each in the amount of $6,865.60 for a total payback of combined principal and interest in the amount of $68,656.00. The balance of this promissory note as of December 31, 2024 was $46,246 including accrued interest of $3,112.

(d)	The Company also has a purchase order financing line of credit in the amount of $2,000,000. This line of credit is used to allow the Company to issue, through this financial institution, a letter of credit to their foreign contract manufacturers to finance product manufacturing. As of December 31, 2024, the outstanding balance of letters of credit outstanding is $NIL with a set-up fee in a sum equal to 2.00% monthly of the aggregate of face amounts of all letters of credit. Since this is a contingent liability until the production is completed, this is only included as commitment and contingencies and is not recorded as a liability on the balance sheet at December 31, 2024. The outstanding balance of letters of credit that have been funded and are still outstanding at December 31, 2024 is $920,041 and are included in the loans to financial institutions liability at December 31, 2024 (2023-NIL). The PO financing loans are guaranteed by both the CEO and CFO of the Company.

(e)	Factoring agreement (See Note 4)

Siyata Mobile Inc.

Notes to the Consolidated Financial Statements

(Expressed in US dollars)

As at and for the years ended December 31, 2024 and 2023